Income Taxes - Summary of Tax Loss Carryforwards Expiration (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 81,324
Without expiration dates	49,835
TOTAL	81,324
Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	23
Thereafter [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 31,466